Commitment and Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Interest rate lock commitments
Commitments to fund consumer mortgage loans (interest rate lock commitments) to be sold into the secondary market are defined as derivatives under GAAP. The Company enters into best effort forward commitments for the future delivery of mortgage loans to third-party investors. The Company has elected the fair value option (“FVO”) on both the best-efforts forward commitments and the consumer mortgage loans held-for-sale in order to economically hedge the effect of changes in interest rates resulting from the commitment to fund the loans.
The net gains (losses) relating to the free-standing derivative instruments (interest rate lock commitments) were $4.2 thousand and $(74.5) thousand at March 31, 2023, and March 31, 2022. The notional amount of loan pipeline that resulted in interest rate lock commitments at March 31, 2023, and March 31, 2022, was $838 thousand and $1.4 million, respectively. Interest Rate lock commitments are not designated as hedging instruments, and therefore, changes in the fair value of these free-standing derivative instruments are reported as non-interest income.
Credit extension commitments
The Company’s financial statements do not reflect various financial instruments which arise in the normal course of business and which involve elements of credit risk, interest rate risk and liquidity risk. These financial instruments include commitments to extend credit, commercial letters of credit, and revolving lines of credit.
Many of our lending relationships contain both funded and unfunded elements. The funded portion is reflected on our balance sheet. The unfunded portion of these commitments is not recorded on our balance sheet until a draw is made under the loan facility. Since many of our commitments to extend credit may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash flow requirements.
A summary of the contractual amounts of the Company’s financial instruments outstanding at March 31, 2023, and December 31, 2022, is as follows (in thousands):

	March 31, 2023	December 31, 2022
Commitments to extend credit	$277,463	$291,265
Commercial letters of credit	8,525	8,539
Commitments to extend credit and commercial letters of credit all include exposure to some credit loss in the event of nonperformance of the customer. The Company’s credit policies and procedures for credit commitments and financial guarantees are the same as those for extensions of credit that are recorded on the Consolidated Balance Sheets. Many of these instruments have fixed maturity dates, and many of them will expire without being drawn upon; accordingly, they do not generally present any significant liquidity risk to the Company.
Allowance for credit losses - off-balance-sheet credit exposures
The Company recorded a recapture of credit losses on unfunded commitments of $7.5 thousand for the three months ended March 31, 2023. The ACL on off-balance-sheet credit totaled $267.3 thousand at March 31, 2023, and is included in accrued interest and other liabilities on the accompanying Consolidated Balance Sheets.
Litigation
The Company is a party to litigation, claims and proceedings arising in the normal course of business that are ordinary and routine to the nature of the Company’s business and operations. Management, after consultation with legal counsel, believes that the liabilities, if any, arising from any currently pending or threatened litigation, claims or proceedings will not be material to the Company’s financial position.
Commitments and Contingencies
Interest rate lock commitments
Commitments to fund consumer mortgage loans (interest rate lock commitments) to be sold into the secondary market are defined as derivatives under GAAP. The Company enters into best effort forward commitments for the future delivery of mortgage loans to third-party investors. The Company has elected the fair value option (“FVO”) on both the best-efforts forward commitments and the consumer mortgage loans held-for-sale in order to economically hedge the effect of changes in interest rates resulting from the commitment to fund the loans.
Interest Rate lock commitments are not designated as hedging instruments, and therefore, changes in the fair value of these free-standing derivative instruments are reported as non-interest income.
Credit extension commitments
The Company’s financial statements do not reflect various financial instruments which arise in the normal course of business and which involve elements of credit risk, interest rate risk, and liquidity risk. These financial instruments include commitments to extend credit, commercial letters of credit, and revolving lines of credit.
Many of our lending relationships contain both funded and unfunded elements. The funded portion is reflected on our balance sheet. The unfunded portion of these commitments is not recorded on our balance sheet until a draw is made under the loan facility. Since many of our commitments to extend credit may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash flow requirements.
A summary of the contractual amounts of the Company’s financial instruments outstanding at June 30, 2023, and December 31, 2022, is as follows (in thousands):

	June 30, 2023	December 31, 2022
Commitments to extend credit	$247,319	$291,265
Commercial letters of credit	9,992	8,539
Commitments to extend credit and commercial letters of credit all include exposure to some credit loss in the event of nonperformance of the customer. The Company’s credit policies and procedures for credit commitments and financial guarantees are the same as those for extensions of credit that are recorded on the Consolidated Balance Sheets. Many of these instruments have fixed maturity dates, and many of them will expire without being drawn upon; accordingly, they do not generally present any significant liquidity risk to the Company.
Allowance for credit losses - off-balance-sheet credit exposures
The Company recorded a recapture of credit losses on unfunded commitments of $97.3 thousand for the three months ended June 30, 2023, and a recapture of credit losses on unfunded commitments of $104.7 thousand for the six months ended June 30, 2023. The ACL on off-balance-sheet credit totaled $170.0 thousand at June 30, 2023, and is included in accrued interest and other liabilities on the accompanying Consolidated Balance Sheets.
Litigation
The Company is a party to litigation, claims, and proceedings arising in the normal course of business that are ordinary and routine to the nature of the Company’s business and operations. Management, after consultation with legal counsel, believes that the liabilities, if any, arising from any currently pending or threatened litigation, claims, or proceedings will not be material to the Company’s financial position.
Commitments and Contingencies
Interest rate lock commitments
Commitments to fund consumer mortgage loans (interest rate lock commitments) to be sold into the secondary market are considered derivatives. The Company enters into best effort forward commitments for the future delivery of mortgage loans to third-party investors. The Company has elected the FVO option on both the best-efforts forward commitments and the consumer mortgage loan held for sale in order to economically hedge the effect of changes in interest rates resulting from the commitment to fund the loans. These mortgage banking derivatives are not designated in hedge relationships.
The net gains (losses) relating to the free-standing derivative instruments (interest rate lock commitments) were $(13) thousand, $13 thousand and $645 thousand at December 31, 2022, 2021 and 2020, respectively. At December 31, 2022, we had no mortgage loans held for sale and no interest rate lock commitments outstanding. In comparison, the notional amount of mortgage loan pipeline that resulted in interest rate lock commitments at December 31, 2021 and 2020 was $926 thousand and $24.7 million. Interest Rate lock commitments are not designated as hedging instruments, and therefore changes in the fair value of these free-standing derivative instruments are reported as non-interest income.
Credit extension commitments
The Company’s financial statements do not reflect various financial instruments which arise in the normal course of business and which involve elements of credit risk, interest rate risk and liquidity risk. These financial instruments include commitments to extend credit, commercial letters of credit, and revolving lines of credit.
A summary of the contractual amounts of the Company’s financial instruments outstanding at December 31, 2022 and 2021, is as follows (in thousands):

	2022	2021
Commitments to extend credit	$—	$—
Commercial letters of credit	8,539	7,660
Undisbursed balance - revolving lines of credit	291,265	240,179
Commitments to extend credit, commercial letters of credit and revolving lines of credit all include exposure to some credit loss in the event of nonperformance of the customer. The Company’s credit policies and procedures for credit commitments and financial guarantees are the same as those for extensions of credit that are recorded on the Balance Sheets. Many of these instruments have fixed maturity dates, and many of them will expire without being drawn upon; accordingly, they do not generally present any significant liquidity risk to the Company.
Litigation
The Company is a party to litigation and claims arising in the normal course of business. Management, after consultation with legal counsel, believes that the liabilities, if any, arising from such litigation and claims will not be material to the Company’s financial position.